Leases	12 Months Ended
Dec. 31, 2016
Leases, Operating [Abstract]
Leases
Leases
The Account’s wholly-owned real estate properties are leased to tenants under operating lease agreements which expire on various dates through 2090. Aggregate minimum annual rentals for wholly-owned real estate investments owned by the Account through the non-cancelable lease term, excluding short-term residential leases, are as follows (in millions):

Years Ending December 31,
2017	$572.9
2018	539.4
2019	487.8
2020	426.5
2021	353.9
Thereafter	2,883.4
Total	$5,263.9

Certain leases provide for additional rental amounts based upon the recovery of actual operating expenses in excess of specified base amounts, sales volume or contractual increases as defined in the lease agreement. These contractual contingent rentals are not included in the table above.